STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
STOCK-BASED COMPENSATION.
Summary of option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Term in Years	Value
Outstanding at December 31, 2016	3,193,785	$7.52
Granted	1,439,463	$3.94
Forfeited	(570,863)	$6.54
Exercised	(89,387)	$0.29
Outstanding at September 30, 2017	3,972,998	$6.53	7.48	$53,894
Vested at September 30, 2017	2,146,415	$7.86	6.20	$53,894

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Term in Years	Value
Outstanding at December 31, 2015	3,253,310	$7.47
Granted	333,250	$6.27
Forfeited	(257,570)	$8.47
Exercised	(135,205)	$1.41
Outstanding at December 31, 2016	3,193,785	$7.52	6.93	$571
Vested at December 31, 2016	1,811,996	$7.54	6.32	$563
Vested and expected to vest at December 31, 2016	2,741,045	$7.52	6.81	$568

Summary of restricted stock unit activity

		Weighted-Average
	Number of Grants	Grant Date Fair Value
Unvested balance at December 31, 2016	—	$—
Granted	295,000	1.25
Vested	—	—
Forfeited	—	—
Unvested balance at September 30, 2017	295,000	$1.25